Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Allowance for Credit Loss Activity	The allowance for credit loss activity for the year ended December 31, 2023 and 2022 was as follows:
	For the year ended December 31
	2023	2022
Beginning balance	$—	$—
Credit loss expense	5,965	—
Balance deconsolidated with FCG	(3,878)	—
Ending balance	$2,087	$—